INCOME AND MINING TAXES - Components of net deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME AND MINING TAXES
Total deferred income tax assets	$ 17,821	$ 29,198
Mining properties
INCOME AND MINING TAXES
Total deferred income tax assets	8,001	12,023
Mining taxes
INCOME AND MINING TAXES
Total deferred income tax assets	6,416	5,086
Reclamation provisions and other liabilities
INCOME AND MINING TAXES
Total deferred income tax assets	$ 3,404	$ 12,089